SPECIAL FUND UPDATE
                          [United Services Funds logo]

(The above information placed in 1 1/2-inch shaded vertical block on left edge of 8 1/2 x 11-inch paper.)
--------------------------------------------------------------------------------
On January 2, 1996, FABIAN INVESTMENT RESOURCES issued a buy signal for gold mutual funds and recommended our U.S. WORLD GOLD FUND for purchase.

FABIAN  FAX HOTLINE, January 2, 1996:

          FUND RECOMMENDATION FOR PURCHASE

          Based on its recent performance, the following fund may be appropriate for purchase during this buy cycle:

          UNITED SERVICES WORLD GOLD FUND: Fund Manager, Victor Flores, (800) 873-8637

The U.S. WORLD GOLD FUND recently moved above its 200-day moving average, signaling a buying opportunity.
--------------------------------------------------------------------------------
                (LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW)

                                                         SHARE      200-DAY
                                                         PRICE   MOVING AVERAGE
                                                         -----      -----
              ..................................
          1/3/95 ...............................         14.30      15.96
          1/4/95 ...............................         13.88      15.95
          1/5/95 ...............................         13.84      15.93
          1/6/95 ...............................         13.65      15.91
          1/9/95 ...............................         13.60      15.89
          1/10/95 ..............................         13.67      15.87
          1/11/95 ..............................         13.90      15.85
          1/12/95 ..............................         14.00      15.83
          1/13/95 ..............................         14.06      15.81
          1/16/95 ..............................         13.93      15.79
          1/17/95 ..............................         13.90      15.78
          1/18/95 ..............................         14.14      15.76
          1/19/95 ..............................         14.25      15.75
          1/20/95 ..............................         14.17      15.73
          1/23/95 ..............................         13.91      15.72
          1/24/95 ..............................         13.88      15.70
          1/25/95 ..............................         13.72      15.69
          1/26/95 ..............................         13.66      15.67
          1/27/95 ..............................         13.32      15.65
          1/30/95 ..............................         13.18      15.64
          1/31/95 ..............................         13.09      15.62
          2/1/95 ...............................         13.13      15.60
          2/2/95 ...............................         13.27      15.59
          2/3/95 ...............................         13.17      15.58
          2/6/95 ...............................         13.13      15.57
          2/7/95 ...............................         13.00      15.55
          2/8/95 ...............................         12.94      15.54
          2/9/95 ...............................         13.08      15.53
          2/10/95 ..............................         13.07      15.51
          2/13/95 ..............................         13.00      15.50
          2/14/95 ..............................         12.91      15.48
          2/15/95 ..............................         12.92      15.47
          2/16/95 ..............................         12.93      15.46
          2/17/95 ..............................         13.00      15.44
          2/21/95 ..............................         13.09      15.43
          2/22/95 ..............................         13.27      15.41
          2/23/95 ..............................         13.35      15.40
          2/24/95 ..............................         13.44      15.39
          2/27/95 ..............................         13.28      15.38
          2/28/95 ..............................         13.37      15.36
          3/1/95 ...............................         13.17      15.35
          3/2/95 ...............................         13.31      15.34
          3/3/95 ...............................         13.15      15.32
          3/6/95 ...............................         13.33      15.31
          3/7/95 ...............................         13.73      15.29
          3/8/95 ...............................         13.66      15.27
          3/9/95 ...............................         13.74      15.26
          3/10/95 ..............................         13.70      15.24
          3/13/95 ..............................         13.86      15.23
          3/14/95 ..............................         13.87      15.22
          3/15/95 ..............................         14.00      15.20
          3/16/95 ..............................         13.93      15.19
          3/17/95 ..............................         13.91      15.18
          3/20/95 ..............................         13.96      15.16
          3/21/95 ..............................         13.91      15.15
          3/22/95 ..............................         13.92      15.14
          3/23/95 ..............................         14.02      15.13
          3/24/95 ..............................         14.02      15.12
          3/27/95 ..............................         14.04      15.11
          3/28/95 ..............................         14.08      15.10
          3/29/95 ..............................         14.10      15.08
          3/30/95 ..............................         14.49      15.08
          3/31/95 ..............................         14.91      15.07
          4/3/95 ...............................         14.92      15.06
          4/4/95 ...............................         14.85      15.05
          4/5/95 ...............................         15.22      15.05
          4/6/95 ...............................         15.35      15.04
          4/7/95 ...............................         15.28      15.04
          4/10/95 ..............................         14.99      15.03
          4/11/95 ..............................         15.05      15.03
          4/12/95 ..............................         15.11      15.03
          4/13/95 ..............................         14.96      15.02
          4/17/95 ..............................         15.38      15.02
          4/18/95 ..............................         15.63      15.02
          4/19/95 ..............................         15.68      15.02
          4/20/95 ..............................         15.48      15.02
          4/21/95 ..............................         15.39      15.03
          4/24/95 ..............................         15.47      15.03
          4/25/95 ..............................         15.51      15.03
          4/26/95 ..............................         15.35      15.03
          4/27/95 ..............................         15.45      15.03
          4/28/95 ..............................         15.32      15.03
          5/1/95 ...............................         15.39      15.03
          5/2/95 ...............................         15.36      15.02
          5/3/95 ...............................         15.24      15.02
          5/4/95 ...............................         15.51      15.02
          5/5/95 ...............................         15.45      15.02
          5/8/95 ...............................         15.38      15.02
          5/9/95 ...............................         15.05      15.02
          5/10/95 ..............................         14.94      15.01
          5/11/95 ..............................         14.79      15.01
          5/12/95 ..............................         14.88      15.00
          5/15/95 ..............................         15.02      15.00
          5/16/95 ..............................         15.08      15.00
          5/17/95 ..............................         15.16      14.99
          5/18/95 ..............................         15.15      14.99
          5/19/95 ..............................         14.96      14.99
          5/22/95 ..............................         14.91      14.99
          5/23/95 ..............................         15.10      14.99
          5/24/95 ..............................         15.30      14.99
          5/25/95 ..............................         15.37      14.99
          5/26/95 ..............................         15.37      14.99
          5/30/95 ..............................         15.33      14.99
          5/31/95 ..............................         15.29      14.99
          6/1/95 ...............................         15.34      14.99
          6/2/95 ...............................         15.20      14.99
          6/5/95 ...............................         15.21      14.99
          6/6/95 ...............................         15.12      14.99
          6/7/95 ...............................         15.20      14.99
          6/8/95 ...............................         15.34      14.99
          6/9/95 ...............................         15.35      14.99
          6/12/95 ..............................         15.26      14.99
          6/13/95 ..............................         15.31      14.99
          6/14/95 ..............................         15.54      14.99
          6/15/95 ..............................         15.86      14.99
          6/16/95 ..............................         16.14      14.99
          6/19/95 ..............................         16.39      14.98
          6/20/95 ..............................         16.31      14.98
          6/21/95 ..............................         16.26      14.98
          6/22/95 ..............................         16.36      14.98
          6/23/95 ..............................         16.39      14.98
          6/26/95 ..............................         16.10      14.98
          6/27/95 ..............................         16.03      14.97
          6/28/95 ..............................         15.89      14.97
          6/29/95 ..............................         15.95      14.97
          6/30/95 ..............................         15.81      14.96
          7/3/95 ...............................         15.79      14.96
          7/5/95 ...............................         15.92      14.95
          7/6/95 ...............................         16.11      14.95
          7/7/95 ...............................         16.36      14.95
          7/10/95 ..............................         16.29      14.94
          7/11/95 ..............................         16.52      14.94
          7/12/95 ..............................         16.71      14.94
          7/13/95 ..............................         16.67      14.93
          7/14/95 ..............................         16.79      14.93
          7/17/95 ..............................         16.87      14.93
          7/18/95 ..............................         16.77      14.92
          7/19/95 ..............................         16.50      14.92
          7/20/95 ..............................         16.35      14.92
          7/21/95 ..............................         16.48      14.92
          7/24/95 ..............................         16.61      14.92
          7/25/95 ..............................         16.52      14.91
          7/26/95 ..............................         16.60      14.91
          7/27/95 ..............................         16.45      14.91
          7/28/95 ..............................         16.60      14.91
          7/31/95 ..............................         16.50      14.91
          8/1/95 ...............................         16.63      14.91
          8/2/95 ...............................         16.61      14.91
          8/3/95 ...............................         16.63      14.90
          8/4/95 ...............................         16.70      14.90
          8/7/95 ...............................         16.66      14.90
          8/8/95 ...............................         16.90      14.90
          8/9/95 ...............................         16.84      14.90
          8/10/95 ..............................         16.71      14.90
          8/11/95 ..............................         16.66      14.90
          8/14/95 ..............................         16.79      14.90
          8/15/95 ..............................         16.99      14.91
          8/16/95 ..............................         16.84      14.91
          8/17/95 ..............................         16.91      14.91
          8/18/95 ..............................         17.02      14.91
          8/21/95 ..............................         16.95      14.92
          8/22/95 ..............................         16.94      14.92
          8/23/95 ..............................         17.04      14.93
          8/24/95 ..............................         17.06      14.93
          8/25/95 ..............................         17.12      14.94
          8/28/95 ..............................         17.09      14.94
          8/29/95 ..............................         17.05      14.95
          8/30/95 ..............................         16.89      14.95
          8/31/95 ..............................         16.95      14.96
          9/1/95 ...............................         16.77      14.96
          9/5/95 ...............................         16.75      14.97
          9/6/95 ...............................         16.90      14.98
          9/7/95 ...............................         17.02      14.99
          9/8/95 ...............................         17.12      15.00
          9/11/95 ..............................         17.32      15.01
          9/12/95 ..............................         17.31      15.03
          9/13/95 ..............................         17.26      15.04
          9/14/95 ..............................         17.22      15.06
          9/15/95 ..............................         17.19      15.07
          9/18/95 ..............................         17.24      15.09
          9/19/95 ..............................         17.15      15.10
          9/20/95 ..............................         16.98      15.12
          9/21/95 ..............................         17.08      15.13
          9/22/95 ..............................         16.89      15.15
          9/25/95 ..............................         16.92      15.16
          9/26/95 ..............................         16.90      15.18
          9/27/95 ..............................         16.75      15.19
          9/28/95 ..............................         16.81      15.21
          9/29/95 ..............................         16.94      15.22
          10/2/95 ..............................         16.80      15.23
          10/3/95 ..............................         16.70      15.25
          10/4/95 ..............................         16.47      15.26
          10/5/95 ..............................         16.38      15.27
          10/6/95 ..............................         16.55      15.28
          10/9/95 ..............................         16.54      15.29
          10/10/95 .............................         16.38      15.30
          10/11/95 .............................         16.43      15.31
          10/12/95 .............................         16.50      15.32
          10/13/95 .............................         16.50      15.33
          10/16/95 .............................         16.32      15.34
          10/17/95 .............................         16.22      15.35
          10/18/95 .............................         16.10      15.36
          10/19/95 .............................         15.99      15.37
          10/20/95 .............................         15.92      15.39
          10/23/95 .............................         15.59      15.40
          10/24/95 .............................         15.47      15.40
          10/25/95 .............................         15.48      15.41
          10/26/95 .............................         15.42      15.42
          10/27/95 .............................         15.23      15.42
          10/30/95 .............................         15.11      15.43
          10/31/95 .............................         15.20      15.44
          11/1/95 ..............................         15.23      15.44
          11/2/95 ..............................         15.49      15.45
          11/3/95 ..............................         15.51      15.46
          11/6/95 ..............................         15.74      15.46
          11/7/95 ..............................         15.86      15.47
          11/8/95 ..............................         15.89      15.49
          11/9/95 ..............................         15.99      15.50
          11/10/95 .............................         16.32      15.51
          11/13/95 .............................         16.25      15.53
          11/14/95 .............................         16.01      15.54
          11/15/95 .............................         15.88      15.56
          11/16/95 .............................         15.86      15.57
          11/17/95 .............................         16.03      15.58
          11/20/95 .............................         16.02      15.60
          11/21/95 .............................         16.07      15.61
          11/22/95 .............................         15.96      15.63
          11/24/95 .............................         15.96      15.64
          11/27/95 .............................         16.12      15.66
          11/28/95 .............................         16.42      15.67
          11/29/95 .............................         16.48      15.69
          11/30/95 .............................         16.50      15.71
          12/1/95 ..............................         16.49      15.73
          12/4/95 ..............................         16.73      15.75
          12/5/95 ..............................         16.88      15.77
          12/6/95 ..............................         17.08      15.79
          12/7/95 ..............................         16.97      15.80
          12/8/95 ..............................         17.06      15.82
          12/11/95 .............................         17.05      15.84
          12/12/95 .............................         17.02      15.86
          12/13/95 .............................         16.87      15.88
          12/14/95 .............................         16.78      15.89
          12/15/95 .............................         16.81      15.91
          12/18/95 .............................         16.78      15.93
          12/19/95 .............................         16.72      15.94
          12/20/95 .............................         16.82      15.96
          12/21/95 .............................         16.78      15.98
          12/22/95 .............................         16.84      15.99
          12/26/95 .............................         16.83      16.01
          12/27/95 .............................         16.84      16.02
          12/28/95 .............................         16.79      16.04
          12/29/95 .............................         16.96      16.05

          Source:  USAI Portfolio Dept .........

--------------------------------------------------------------------------------
The U.S. WORLD GOLD FUND invests in a diversified portfolio of world-class North American and Australian gold mining stocks. It is the smart choice in gold mutual funds. Here's why:

1. The U.S. WORLD GOLD FUND has decidedly outperformed its competitors over the long term.

                (LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW)

--------------------------------------------------------------------------------
                U.S. WORLD GOLD VS. BENHAM, SCUDDER, & LEXINGTON
                            GOLD FUNDS        5 YEARS
--------------------------------------------------------------------------------
                              U.S. WORLD      BENHAM
                              GOLD FUND     GOLD FUND     LEXINGTON      SCUDDER
                              ---------     ---------     ---------      -------
DEC 90 ..............           100.00        100.00        100.00        100.00
Jan 91 ..............            87.95         82.57         88.47         89.80
Feb 91 ..............            92.37         89.84         95.43         94.85
Mar 91 ..............            91.77         88.13         94.04         92.97
Apr 91 ..............            89.86         84.92         93.64         90.79
May 91 ..............            93.88         88.13         96.62         93.66
Jun 91 ..............           100.80         95.08        101.79         97.92
Jul 91 ..............           101.10         93.16        100.99         97.13
Aug 91 ..............            91.06         83.42         90.66         90.89
Sep 91 ..............            92.47         83.96         92.84         90.79
Oct 91 ..............           101.81         89.30         98.01         95.54
Nov 91 ..............           102.41         90.80         99.80         96.93
Dec 91 ..............            97.99         88.76         93.84         93.07
Jan 92 ..............           100.40         90.58         93.84         93.76
Feb 92 ..............            99.00         86.93         90.03         91.09
Mar 92 ..............            92.07         79.11         87.22         86.34
Apr 92 ..............            83.33         75.68         85.62         81.88
May 92 ..............            90.06         81.68         90.43         87.13
Jun 92 ..............            95.28         86.93         91.43         90.99
Jul 92 ..............           100.80         92.08         91.43         95.54
Aug 92 ..............            98.39         89.83         87.82         90.99
Sep 92 ..............            98.39         88.97         85.01         90.99
Oct 92 ..............            94.38         85.22         78.80         88.22
Nov 92 ..............            86.45         76.32         73.18         82.77
DEC 92 ..............            93.37         81.08         74.99         84.55
Jan 93 ..............            88.96         78.61         74.18         83.56
Feb 93 ..............            96.18         87.09         79.65         88.91
Mar 93 ..............           107.33         98.69         92.01         97.13
Apr 93 ..............           122.99        111.90        103.77        106.24
May 93 ..............           139.56        124.57        121.40        118.12
Jun 93 ..............           146.49        132.52        123.63        120.20
Jul 93 ..............           174.10        142.72        136.20        130.50
Aug 93 ..............           160.34        131.66        117.55        121.09
Sep 93 ..............           140.26        115.12        107.62        110.45
Oct 93 ..............           163.35        134.77        120.79        123.09
Nov 93 ..............           160.34        134.88        121.40        122.08
Dec 93 ..............           177.21        146.94        140.83        134.87
Jan 94 ..............           183.33        147.26        138.79        140.02
Feb 94 ..............           173.80        139.84        129.81        135.18
Mar 94 ..............           174.10        142.64        130.83        139.32
Apr 94 ..............           160.14        126.08        124.30        130.83
May 94 ..............           167.77        133.82        128.59        135.48
Jun 94 ..............           156.93        126.51        125.32        127.70
Jul 94 ..............           157.13        125.22        130.02        127.40
Aug 94 ..............           164.36        132.75        138.59        130.22
Sep 94 ..............           174.20        148.44        152.26        137.98
Oct 94 ..............           166.97        133.93        145.32        131.08
Nov 94 ..............           143.88        116.30        127.16        117.81
DEC 94 ..............           146.89        122.01        130.40        120.49
Jan 95 ..............           131.43        107.47        109.72        106.08
Feb 95 ..............           134.24        114.37        113.41        108.04
Mar 95 ..............           149.70        131.70        122.01        120.08
Apr 95 ..............           153.82        129.87        124.67        125.01
May 95 ..............           153.51        133.86        122.41        127.17
Jun 95 ..............           158.73        133.97        123.64        132.42
Jul 95 ..............           165.66        134.83        129.78        134.89
Aug 95 ..............           170.18        136.23        130.40        134.17
Sep 95 ..............           170.08        137.63        131.22        130.78
Oct 95 ..............           151.71        119.00        119.55        122.87
Nov 95 ..............           165.66        132.24        125.08        129.84
DEC 95 ..............           170.28        133.21        127.74        119.96

Source:  Bridge Data Systems

--------------------------------------------------------------------------------

2. Our Gold Team offers depth and experience. Our management team includes investment experts who are knowledgeable in geology, mining finance and mineral economics. Chief Investment Officer Victor Flores is the captain of United Services' Gold Team. Flores has earned a master's degree in Energy and Mineral Resources Management and a bachelor's degree in Geological Sciences. He is a Chartered Financial Analyst and sets investment policy and portfolio management standards for United Services' portfolio managers and analysts.

3. United Services is the leader in gold fund management. We established the first no-load precious metals fund in America and manage more than $400 million in gold assets.

To learn more about the U.S. WORLD GOLD FUND, return the enclosed card or call 1-800- 557-2297 ext.114 for immediate response.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. U.S. STANDS FOR UNITED SERVICES. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES. U.S. WORLD GOLD FUND AVERAGE ANNUAL TOTAL RETURNS THROUGH 1/24/96: ONE YEAR 37.46%; FIVE YEAR 16.37%; TEN YEAR 7.73%. INVESTMENTS IN GOLD FUNDS INVOLVE SPECIAL RISKS.
--------------------------------------------------------------------------------
[Business reply card on reverse.]